Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Total assets (decrease) increase	$ (2,467)	$ (2,308)	$ 3,899
Liabilities:
Total liabilities increase (decrease)	(4,669)	3,354	7,104
Net increase (decrease)	2,202	(5,662)	(3,205)
Deferred income tax benefit	771	(1,982)	(1,122)
Net increase (decrease)	1,431	(3,680)	(2,083)
Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(4,669)	3,354	7,105
Unearned premiums
Liabilities:
Total liabilities increase (decrease)			(1)
DAC
Assets:
Total assets (decrease) increase	(1,920)	(1,743)	2,998
DSI
Assets:
Total assets (decrease) increase	$ (547)	$ (565)	$ 901